Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Cash flow hedge reserve	£ 644	£ 481	£ 326
Fair value hedges
Disclosure of detailed information about hedges [line items]
Carrying value of assets	58,019	52,375
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(649)	(608)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	1,038	800
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	424	186
Change in value used for calculating hedge ineffectiveness	365	414
Fair value hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	385	284
Fair value hedges | Interest Rate Risks | Deposits by customers
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(7,309)	(9,944)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(158)	(85)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(10)	4
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(77)	(11)
Change in value used for calculating hedge ineffectiveness	(73)	(110)
Fair value hedges | Interest Rate Risks | Deposits by banks
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	0	(517)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	(16)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	(17)
Change in value used for calculating hedge ineffectiveness	0	(1)
Fair value hedges | Interest Rate Risks | Debt Securities
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(5,885)	(8,099)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(375)	(303)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(137)	(166)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(239)	(300)
Change in value used for calculating hedge ineffectiveness	(61)	(50)
Fair value hedges | Interest Rate Risks | Subordinated liabilities
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(636)	(707)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(185)	(181)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(41)	(48)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(166)	(204)
Change in value used for calculating hedge ineffectiveness	(27)	(19)
Fair value hedges | Interest Rate And Foreign Currency Risk
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(20)	130
Fair value hedges | Interest Rate And Foreign Currency Risk | Debt Securities
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(621)	(1,396)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(94)	(135)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(76)	(122)
Change in value used for calculating hedge ineffectiveness	(34)	136
Fair value hedges | Interest Rate And Foreign Currency Risk | Subordinated liabilities
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(3)	(7)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	3	7
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	3	7
Change in value used for calculating hedge ineffectiveness	(1)	(2)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(972)	857
Cash flow hedge reserve	644	481
Balances on cash flow hedge reserve where hedge accounting is no longer applied	(1)	8
Cash flow hedges | Interest Rate Risks | Deposits by banks
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	7	3
Cash flow hedge reserve	(2)	(2)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Interest Rate Risks | Debt Securities
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	0	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Interest Rate Risks | Repurchase agreements - non trading
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	1	0
Cash flow hedge reserve	(1)	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Currency Risk | Deposits by customers
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(5)	3
Cash flow hedge reserve	14	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Currency Risk | Deposits by banks
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	0	4
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Currency Risk | Debt Securities
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(15)	177
Cash flow hedge reserve	(60)	(3)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Currency Risk | Repurchase agreements - non trading
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(15)	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Cash flow hedges | Equity Risks | Other Liabilities
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	0	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	(1)
Cash flow hedges | Interest Rate And Foreign Currency Risk | Deposits by customers
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(132)	0
Cash flow hedge reserve	87	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Loans and advances to customers | Fair value hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Carrying value of assets	54,118	43,098
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	1,189	870
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	892	630
Change in value used for calculating hedge ineffectiveness	334	258
Loans and advances to customers | Cash flow hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(183)	(34)
Cash flow hedge reserve	165	21
Balances on cash flow hedge reserve where hedge accounting is no longer applied	1	(11)
Other financial assets at amortised cost | Fair value hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Carrying value of assets	772	6,627
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	36	142
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	13	121
Change in value used for calculating hedge ineffectiveness	121	83
Reverse repo agreement non trading | Fair value hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Carrying value of assets	12,149	17,121
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	1	(2)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value used for calculating hedge ineffectiveness	3	(2)
Other financial assets at fair value through other comprehensive income | Fair value hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Carrying value of assets	5,129	5,944
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	155	102
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	74	82
Change in value used for calculating hedge ineffectiveness	88	125
Other financial assets at fair value through other comprehensive income | Fair value hedges | Interest Rate And Foreign Currency Risk
Disclosure of detailed information about hedges [line items]
Carrying value of assets	299	241
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	5	3
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value used for calculating hedge ineffectiveness	15	(4)
Loans and advances to banks | Cash flow hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(2)	(2)
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Reverse repurchase agreements - non-trading | Cash flow hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(2)	0
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Other financial assets measured at fair value through other comprehensive income | Cash flow hedges | Currency Risk
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	40	(122)
Cash flow hedge reserve	6	3
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Highly probable forecast transactions | Cash flow hedges | Currency Risk
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	33	267
Cash flow hedge reserve	3	2
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Subordinated Liabilities and loans and advances to customers | Cash flow hedges | Interest Rate And Foreign Currency Risk | Subordinated Liabilities and loans and advances to customers
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(130)	(69)
Cash flow hedge reserve	194	180
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Debt securities in issue and loans and advances to customers | Cash flow hedges | Interest Rate And Foreign Currency Risk | Debt securities in issue and loans and advances to customers
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(569)	630
Cash flow hedge reserve	236	280
Balances on cash flow hedge reserve where hedge accounting is no longer applied	£ (2)	£ 20